Commitments and Contingencies - Additional Information (Detail)			9 Months Ended	12 Months Ended
	Aug. 11, 2023 USD ($)	Oct. 05, 2021 shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Underwriters option vesting period			45 days	45 days
Decrease in deferred charges	$ (3,000,000)
Deferred underwriters fee	15,000,000
Deferred fee waived	12,000,000
Reversal of deferred underwriting fee	$ 15,000,000
Common Class A [Member]
Stock issued during period, shares | shares			4,500,000	4,500,000
IPO [Member]
Stock issued during period, shares | shares			30,000,000	30,000,000
Underwriting discount percentage of gross proceeds on initial public offering upon completion of business combination			5	5
Deferred underwriting commissions charged to additional paid in capital			$ 15,000,000	$ 15,000,000
IPO [Member] | Common Class A [Member]
Stock issued during period, shares | shares		30,000,000
IPO [Member] | Common Class A [Member] | Maximum [Member]
Stock issued during period, shares | shares			4,500,000	4,500,000